CONCENTRATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Revenues from sales of goods	$ 5	$ 116	$ 299
Customers A [member]
Statement [Line Items]
Revenues from sales of goods	0	23	34
Customers B [member]
Statement [Line Items]
Revenues from sales of goods	2	0	0
Customers C [member]
Statement [Line Items]
Revenues from sales of goods	$ 0	$ 36	$ 126